Property, Plant And Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		$ 4,317.3	$ 3,989.7
Less: accumulated depreciation	$ (2,089.9)	(1,963.3)	(1,687.0)
Property, plant and equipment, net	$ 2,408.7	2,354.0	2,302.7	$ 1,665.8
Land and improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		150.5	121.7
Buildings
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		880.9	890.1
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		1,953.9	1,690.2
Customer-leased instruments
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		$ 1,332.0	$ 1,287.7